Mar. 31, 2026
Nuveen Short Duration and Impact Bond Fund

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section beginning on page 90 of the Statutory Prospectus in the “Summary information” section for the Nuveen Short Duration and Impact Bond Fund:

	Class A	Class I	Premier Class	Class R6	Retirement Class
Management fees	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) fees	0.25%	–	0.15%	–	–
Other expenses[1]	0.26%	0.23%	0.20%	0.19%	0.44%
Total annual Fund operating expenses	0.81%	0.53%	0.65%	0.49%	0.74%
Waivers and expense reimbursements[2]	(0.15)%	(0.15)%	(0.16)%	(0.15)%	(0.15)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.66%	0.38%	0.49%	0.34%	0.59%

[1]	Restated to reflect estimates for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Class A shares; (ii) 0.50% of average daily net assets for Class I shares; (iii) 0.50% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Class R6 shares; and (v) 0.60% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2028, unless changed with approval of the Board of Trustees. Nuveen Fund Advisors has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.01%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.

The following hereby replaces in its entirety the table in the “Example” sub-section of the “Fees and expenses” section on page 90 of the Statutory Prospectus in the “Summary information” section for the Nuveen Short Duration and Impact Bond Fund:

	Class A	Class I	Premier Class	Class R6	Retirement Class
1 year	$ 316	$ 39	$ 50	$ 35	$ 60
3 years	$ 472	$139	$175	$126	$206
5 years	$ 659	$266	$330	$243	$381
10 years	$1,199	$635	$779	$586	$889

The following is hereby added after the final paragraph of the “Principal investment strategies” section beginning on page 92 of the Statutory Prospectus in the “Summary information” section for the Nuveen Short Duration and Impact Bond Fund:

The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Regulation S Subsidiary”). A Cayman Islands exempted company is a corporate entity established under the laws of the Cayman Islands for the purpose of conducting business mainly outside the Cayman Islands. Regulation S fixed-income securities are debt securities of U.S. and non-U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to Regulation S. The Regulation S Subsidiary is advised by Nuveen Asset Management, LLC (“Nuveen Asset Management”) and has the same investment objective as the Fund, except that the Regulation S Subsidiary may invest without limitation in Regulation S securities.

The Fund may also seek exposure to certain bonds or fixed-income securities that are sold subject to selling restrictions under the Tax Equity and Fiscal Responsibility Act of 1982 (“TEFRA”), which generally restricts the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes) (“TEFRA Bonds”) through investment of up to 25% of its total assets in a separate Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “TEFRA Bond Subsidiary”). These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to TEFRA. The TEFRA Bond Subsidiary is advised by Nuveen Asset Management and has the same investment objective as the Fund, except that the TEFRA Bond Subsidiary may invest without limitation in TEFRA Bonds.

Nuveen Fixed-Income Funds Nuveen Short Duration and Impact Bond Fund SUPPLEMENT NO. 1 dated August 31, 2026, to the Statutory Prospectus dated August 1, 2026